ANDREWS KURTH LLP
1717 Main Street, Suite 3700
Dallas, Texas 75201
J. David Washburn
214.659.4678 Direct
214.659.4891 Fax
davidwashburn@andrewskurth.com
August 4, 2005
VIA EDGAR TRANSMISSION
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	SABINE PRODUCTION PARTNERS, LP Registration Statement on Form S-4
Ladies and Gentlemen:
     On behalf of Sabine Production Partners, LP (the “Partnership”), transmitted herewith for filing with the U.S. Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Act”), is the Partnership’s Registration Statement (the “Registration Statement”) on Form S-4, together with certain exhibits thereto, relating to the proposed public offering of the Partnership’s common units to the holders of units of Sabine Royalty Trust (the “Trust”) in a transaction described therein. The Partnership has been organized for the sole reason of facilitating this offering and effecting the transaction with the Trust.
     The filing fee of $79,235.79 has been calculated pursuant to Rule 457(c) and 457(f)(1) under the Act and has been sent by wire transfer to the Commission’s lock-box at Mellon Bank in Pittsburgh, Pennsylvania under the Partnership’s lockbox account number.
     The Partnership has authorized us to advise you that, as contemplated by Rule 461(a) under the Act, it may make oral requests for the acceleration of the Registration Statement’s effectiveness and that it is aware of its obligations under the Act.
     Attached please find an Affidavit of James E. Farrell, the Chief Financial Officer of the Partnership, in support of the Partnership’s application under Rule 437 of the Act to dispense with certain written consents of experts otherwise required to be filed with this Registration Statement.

Securities and Exchange Commission
August 4, 2005

     If you have any questions or comments with regard to the foregoing, please do not hesitate to call me at 214.659.4678.
Very truly yours,
/s/ J. David Washburn
J. David Washburn
JDW:jsa
Enclosures

cc:	Gerald W. Haddock James E. Farrell Steve Robinson Joseph A. Hoffman

AFFIDAVIT OF JAMES E. FARRELL
THE STATE OF TEXAS §
COUNTY OF DALLAS §
     BEFORE ME, the undersigned authority, a Notary Public, on this day personally appeared James E. Farrell, the Chief Financial Officer of Sabine Production Operating LLC, a Texas limited liability company (“Managing Member”), which serves as the managing member of Sabine Production Management LLC, a Texas limited liability company (“General Partner”), which serves as the sole general partner of Sabine Production Partners, LP, a Delaware limited partnership (“Sabine Production Partners”), who being known to me and duly sworn, upon oath deposed and states that he has personal knowledge of the following, and it is true and correct:
1.	This Affidavit is being made under Rule 437 of Regulation C under the Securities Act of 1933, as amended (the “Act”) in support of Sabine Production Partner’s application to dispense with certain written consents of experts pursuant to Section 7 of the Act.

2.	My name is James E. Farrell. I am over the age of twenty-one, and facts stated herein are within my personal knowledge.

3.	I am the Chief Financial Officer of the Managing Member, which serves as the managing member of the General Partner, which serves as the sole general partner of Sabine Production Partners.

4.	Sabine Production Partners intends to file, on or about August 4, 2005, a Registration Statement on Form S-4 (the “Registration Statement”) relating to a series of transactions (collectively, the “Transactions”) involving Sabine Production Partners and Sabine Royalty Trust (Commission File No. 1-8424) (“SRT”). The Managing Member, the General Partner and Sabine Production Partners have been formed for the specific purpose of engaging in the Transactions.

5.	SRT is a royalty trust, managed by the Bank of America, N.A., as trustee (the “Trustee”). The address of the Trustee is Trust Division, Bank of America Plaza, 17th Floor, 901 Main Street, Dallas, Texas 75201 and the telephone number of the Trustee is 214.209.2400.

6.	Representatives of Sabine Production Partners have contacted the Trustee to introduce the concept of the Transactions and to discuss the Trustee’s participation and assistance in effecting the Transactions.

7.	Specifically, on August 4, 2005 representatives of Sabine Production Partners requested permission to use the consent of the auditor of SRT and to include such auditor’s consent in the Registration Statement pertaining to the financial statements of SRT. Additionally, we requested that the Trustee permit us permission to use the engineers report which was referenced in the public filings made by the Trustee. The Trustee denied both these requests.

8.	Sabine Production Partners and its affiliates are not related parties to SRT (except that Gerald W. Haddock, an officer of the Managing Member, is the holder of 500 units of SRT) and do not have access to information and records of SRT which are not provided to it.

9.	As of the date hereof, Sabine Production Partners has not received permission to include SRT’s auditor’s consent or engineers report in the Registration Statement. Based on the foregoing, Sabine Production Partners has concluded that obtaining such consents is impracticable.

10.	Prior to and around the time of the effectiveness of the Registration Statement, Sabine Production Partners intends to (1) seek the Trustee’s permission to use the consent of the auditor of SRT and to include such auditor’s consent in the Registration Statement and (2) seek the Trustee’s permission to use the engineer’s report and to include same in the Registration Statement.
     Further Affiant sayeth not.

/s/ James E. Farrell
JAMES E. FARRELL
Chief Financial Officer of Sabine Production Operating LLC, as the managing member of Sabine Production Management LLC, as sole general partner of Sabine Production Partners, LP

THE STATE OF TEXAS §
COUNTY OF DALLAS §
     This instrument was subscribed, sworn to and acknowledged before me on the 4th day of August, 2005.

/s/ Curtis D. Trimble
Notary Public in and for the State of Texas

Notary Public	Curtis D. Trimble

State of Texas	My Commission Expires November 03, 2008